UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04938

                              The Ehrenkrantz Trust
               (Exact name of registrant as specified in charter)

                            135 Crossways Park Drive
                            Woodbury, New York 11797
               (Address of principal executive offices) (Zip code)

                           Thomas Giugliano, President
                            135 Crossways Park Drive
                            Woodbury, New York 11797
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (516) 396-1234

                   Date of fiscal year end: December 31, 2006

                  Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Ehrenkrantz Trust - Ehrenkrantz Growth Fund
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                            Shares           U.S. $ Value
-------                                            ------           ------------

COMMON STOCKS - 90.03%

Computer Hardware & Components - 6.11%
Dell Computer                                        643             $14,686.12
Intel Corp.                                          778              16,003.46
International Business Machines Corp.                182              14,913.08
                                                                      ---------
                                                                      45,602.66

Consumer Goods - 12.32%
Altria Group, Inc.                                   198              15,156.90
JAKKS Pacific Inc.                                   815              14,531.45
Kimberly-Clark Corp.                                 234              15,294.24
Procter & Gamble Co.                                 261              16,176.78
Unilever Plc                                         666              16,523.46
UST Inc.                                             260              14,255.80
                                                                      ---------
                                                                      91,938.63
                                                                      ---------
Energy - 7.28%
Canadian Natural Resources Ltd.                      284              12,944.72
CNX Gas Corp.                                        490              11,353.30
Exxon Mobil Corp.                                    240              16,104.00
Whiting Petroleum Corp.                              346              13,874.60
                                                                      ---------
                                                                      54,276.62
                                                                      ---------
Financial Services - 14.27%
Bank of America Corp.                                291              15,588.87
Berkshire Hathaway B                                   5              15,870.00
Brookfield Asset Management Inc.                     339              15,031.26
Citigroup, Inc.                                      285              14,155.95
Lehman Brothers Holdings Inc.                        224              16,544.64
Mellon Financial Corp.                               400              15,640.00
Washington Mutual                                    314              13,649.58
                                                                      ---------
                                                                     106,480.30
                                                                     ----------
Healthcare - 8.44%
Amgen Inc.                                           209              14,949.77
Johnson & Johnson                                    231              15,001.14
Pfizer, Inc.                                         601              17,044.36
Triad Hospital, Inc.                                 363              15,982.89
                                                                      ---------
                                                                      62,978.16
                                                                      ---------
Home Building - 1.92%
Skyline Corp.                                        375              14,328.75
                                                                      ---------
                                                                      14,328.75
                                                                      ---------
Industrial Goods - 3.78%
Deere & Co.                                          177              14,852.07
Ingersoll-Rand Co. Ltd.                              352              13,368.96
                                                                      ---------
                                                                      28,221.03
                                                                      ---------
Industrial Materials - 5.93%
Alcoa, Inc.                                          468              13,122.72
Bandag, Inc.                                         398              16,333.92
Tyco International                                   529              14,806.71
                                                                      ---------
                                                                      44,263.35
                                                                      ---------
Insurance - 1.91%
Hartford Financial Services Group, Inc.              164              14,227.00
                                                                      ---------
                                                                      14,227.00
                                                                      ---------
Media - 4.29%
Comcast Corp. - Class A                              435              16,012.35
McGraw Hill Cos., Inc.                               275              15,958.25
                                                                      ---------
                                                                      31,970.60
                                                                      ---------
Miscellaneous - 1.97%
General Electric                                     416              14,684.80
                                                                      ---------
                                                                      14,684.80
                                                                      ---------
Mutual Funds - 4.12%
iShares MSCI EAFE Value Index                        238              15,672.30
S&P Dep. Receipts                                    113              15,088.89
                                                                      ---------
                                                                      30,761.19
                                                                      ---------
Retail - General Merchandise - 7.70%
Home Depot, Inc.                                     386              14,000.22
Target Corp.                                         291              16,077.75
The Buckle, Inc.                                     353              13,392.82
Walgreen Company                                     315              13,982.85
                                                                      ---------
                                                                      57,453.64
                                                                      ---------
Telecommunications - 5.90%
Alltel Corp.                                         232              12,876.00
France Telecom                                       670              15,617.70
Philippine Long Distance Telephone                   357              15,550.92
                                                                      ---------
                                                                      44,044.62
                                                                      ---------
Restaurants & Lodging - 2.11%
Vail Resorts, Inc.                                   393              15,727.86
                                                                      ---------
                                                                      15,727.86
                                                                      ---------
Utilities - 1.96%
FirstEnergy Corp.                                    262              14,635.32
Touch America Holdings Inc.                       20,000                   2.00
                                                                      ---------
                                                                      14,637.32
                                                                      ---------
TOTAL INVESTMENTS
(Cost:  $738,591.53)                              90.03%             671,596.53
Liabilities in excess of other assets              9.07%              67,659.45
                                                   -----              ---------

NET ASSETS                                       100.00%            $745,969.71

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.                        DESCRIPTION OF EXHIBIT
-----------                        ----------------------

3(a)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  The Ehrenkrantz Trust

By:    /s/ Thomas Giugliano
       ----------------------------
       Thomas Giugliano
       President

Date:  January 5, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Thomas Giugliano
       ----------------------------
       Thomas Giugliano
       President

Date:  January 5, 2007


By:    /s/ Thomas Giugliano
       ----------------------------
       Thomas Giugliano
       Secretary and Treasurer

Date:  January 5, 2007


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